UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     April 20, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $558,482 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1  000886AE1     8933 10000000 PRN      DEFINED 01           10000000        0        0
AMBAC FINL GROUP INC           COM              023139108      288    50000 SH       DEFINED 01              50000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    10016   467400 SH       DEFINED 01             467400        0        0
CITIGROUP INC                  COM              172967101     1032    48200 SH       DEFINED 01              48200        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     4383   150000 SH       DEFINED 01             150000        0        0
COEUR D ALENE MINES CORP IDA   NOTE 3.250% 3/1  192108AR9    19200 20000000 PRN      DEFINED 01           20000000        0        0
COMCAST CORP NEW               CL A             20030N101      967    50000 SH       DEFINED 01              50000        0        0
COMPUCREDIT CORP               COM              20478N100      929   104763 SH       DEFINED 01             104763        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0     5313 12500000 PRN      DEFINED 01           12500000        0        0
FEDERAL NATL MTG ASSN          COM              313586109     2632   100000 SH       DEFINED 01             100000        0        0
FEDERAL NATL MTG ASSN          COM              313586109     1530   300000 SH  PUT  DEFINED 01             300000        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733    89577  5550000 SH       DEFINED 01            5550000        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691    28431  1250000 SH       DEFINED 01            1250000        0        0
GREY WOLF INC                  FRNT 4/0         397888AF5    13655 11500000 PRN      DEFINED 01           11500000        0        0
HUTCHINSON TECHNOLOGY INC      NOTE 3.250% 1/1  448407AF3     1924  2500000 PRN      DEFINED 01            2500000        0        0
INCYTE CORP                    NOTE 3.500% 2/1  45337CAF9    13274 12500000 PRN      DEFINED 01           12500000        0        0
INLAND REAL ESTATE CORP        NOTE 4.625%11/1  457461AB7    26842 30000000 PRN      DEFINED 01           30000000        0        0
IVAX CORP                      NOTE 4.500% 5/1  465823AG7    72538 70000000 PRN      DEFINED 01           70000000        0        0
KEY ENERGY SVCS INC            COM              492914106     2684   200000 SH       DEFINED 01             200000        0        0
OSCIENT PHARMACEUTICALS CORP   NOTE 3.500% 4/1  68812RAC9     7940 24500000 PRN      DEFINED 01           24500000        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      358     8184 SH       DEFINED 01               8184        0        0
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500%12/1  893830AW9    21850 20000000 PRN      DEFINED 01           20000000        0        0
TRINITY INDS INC               NOTE 3.875% 6/0  896522AF6    48389 57500000 PRN      DEFINED 01           57500000        0        0
US BANCORP DEL                 DBCV 9/2         902973AQ9   175763175500000 PRN      DEFINED 01          175500000        0        0
VION PHARMACEUTICALS INC       COM NEW          927624502       34   260000 SH       DEFINED 01             260000        0        0